Angel Oak Mortgage Trust 2024-3 ABS-15G

Exhibit 99.30

Loan Level Exceptions
Run Date - 02/15/2024
Recovco Loan ID	Loan #1	Loan #2	Loan #3	Project Name	Detailed Status	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Resolved Exceptions	Acknowledged Exceptions
XXX	2024030095	Angel Oak XXX Flow DSCR	Client Reportable	2	2	2	1	1	2	1	1	*** (WAIVED) Credit history insufficient/does not meet guidelines (ATR) - EV 2
																	COMMENT: (Waiver requested by client) The guideline requires a consumer credit pay history of XXX The credit report (page 350) reflects a payment history of XXX for a revolving account, dated XXX The file contained an Exception Approval (page 672) citing derogatory credit and was approved on XXX
XXX	2024030094			Angel Oak XXX Flow Non-QM	Client Reportable	1	1	1	1	1	1	1	1
XXX	2024030522	Angel Oak XXX Flow Non-QM	Securitized	3	1	3	1	2	1	1	1	*** (CURED) Credit history insufficient/does not meet guidelines (ATR) - EV R
COMMENT:   Lender guidelines state no collections in the last XXX  months.  The credit report reflects a collection account with XXX that was opened XXX  less than XXX  months prior to the Note date.

*** (CURED) Missing sufficient employment documentation (ATR) - EV R
																COMMENT: The CPA letter (p.627) states the name of the only business owned by the borrower is XXX. with a XXX ID of XXX however, the bank statements and XXX search show the business as XXX. with a Federal ID of XXX. The loan file does not contain clarification for the discrepancy.
XXX	2024030524	Angel Oak XXX Flow Non-QM	Client Reportable	3	2	3	1	1	2	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The XXX reflects XXX, one with a line amount of XXX  and one with a line amount of XXX   Per the Site XXX, the XXX  of XXX  is secured by this property and audit has included the payment to this property; however, there is no documentation in the file to verify what property the XXX  XXX  is secured to.  Audit has included this payment of XXX  in with consumer debt to ensure it is included in the audit DTI; however, verification of the property it is secured to is required.

*** (CURED) Missing Documentation - EV R
COMMENT:   The final loan application reflects an HOA payment of XXX  for the borrower’s primary residence and documentation provided confirms XXX  are included in the XXX  Home payment of XXX   The loan file is missing verification of the HOA payment of XXX  for the borrower’s primary residence.

*** (CURED) Missing sufficient employment documentation (ATR) - EV R
COMMENT:   The loan file is missing the CPA letter confirming ownership percentage as required by the XXX.

*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
COMMENT:   The loan application reflects the property located at  XXX, XXX  is owned free and clear; however, the Site X report (p.362) shows a Privately held mortgage from XXX in the amount of XXX  obtained XXX  (p.362-363) and the fraud report (p.503) confirms this mortgage.  The loan file does not contain evidence this is satisfied.

*** (CURED) Unable to verify PITI on simultaneous loan (ATR) - EV R
COMMENT: The following REO PITIA have not been properly documented: XXX is missing evidence of the HOI payment; XXX is missing evidence of the HOI payment; XXX is missing evidence of the HOI payment; XXX . Orem is reflected on the loan application as being refinanced with AOMS concurrently with a loan amount of XXX The loan file is missing the final CD for the refinance verifying the XXX private mortgage with XXX is satisfied and what the new PITI is. It is to be noted, the file contains a SiteX report which confirms the taxes, but the file is missing evidence of the HOI so if it is not XXX in the new mortgage, evidence of the HOI is also required; XXX is reflected on the loan application as being refinanced with AOMS concurrently with a loan amount of XXX The loan file is missing the final CD for the refinance verifying the private mortgage with XXX is satisfied and what the new PITI is. It is to be noted, the file contains evidence of the taxes and insurance; however, the new P&I is unknown. Audit has used the figures from the 1003 for all of the above properties to calculate DTI as verification is not available.	*** (WAIVED) Loan does not conform to program guidelines - EV 2
																	COMMENT: (Waiver requested by client) The borrower purchased the subject property XXX which is less than the required XXX month seasoning for a cash out refinance. Additionally, it was owned more than XXX months and property report shows it was purchased with a loan; therefore, it is not eligible for Delayed Financing.
XXX	2024030544	Angel Oak XXX Flow Non-QM	Client Reportable	3	1	1	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - R
Collateral covered by  Reps and Warrants
																COMMENT: Missing third party valuation to support the appraisal value within XXX variance. UCDP CU risk score XXX
XXX	2024030525			Angel Oak XXX Flow Non-QM	Client Reportable	3	1	3	1	1	1	1	1			*** (CURED) VVOE > XXX days prior to Note date - EV R COMMENT: The loan file is missing the Verbal VOE dated within XXX days of the Note as required by lender guidelines 6.21.1.
XXX	2024030523	Angel Oak XXX Flow Non-QM	Client Reportable	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The mortgage through XXX  with a current balance of XXX  attached to the property located at XXX  was not on the credit report. The loan file is missing the verification of mortgage; therefore, the loan could not be rated.

*** (CURED) Payment Shock exceeds guidelines - EV R
																COMMENT: Per the XXX, the maximum payment shock allowed is XXX The monthly PITIA payment on the departure residence located at XXX compared to the subject PITIA of XXX resulting in a payment shock of XXX which exceeds the program max.
XXX	2024030545	Angel Oak XXX Flow Non-QM	Client Reportable	3	1	3	1	1	1	1	1	*** (CURED) Assets are not sufficient to close - EV R
COMMENT:   The borrower has a XXX through XXX  dated XXX  that reflects XXX  large deposits in the amounts of XXX  and XXX  from the borrower's XXX  which was not explained. When the large deposits are backed out of the total assets the borrower is short XXX  in funds to meet closing costs and XXX  in reserves for a total short fall of XXX

*** (CURED) Missing asset documentation (ATR) - EV R
COMMENT:   The borrower has a XXX through XXX dated XXX  that reflects XXX  large deposits in the amounts of XXX  and XXX  from the borrower's XXX  which was not explained. When the large deposits are backed out of the total assets the borrower is short XXX  in funds to meet closing costs and XXX  in reserves for a total short fall of XXX

*** (CURED) Missing income documentation (ATR) - EV R
COMMENT:   The subject loan was qualified with a XXX  month XXX. The statements run from XXX to XXX  With the exception of XXX, each month's bank statements are missing the last 1 to 3 pages.

*** (CURED) Missing Title evidence - EV R
COMMENT:   The loan file contains the Closing Protection Letter, but is missing the remaining title work.

*** (CURED) Title holder is not an individual - EV R
																COMMENT: Title holder is not an individual
XXX	2024030526	Angel Oak XXX Flow Non-QM	Client Reportable	3	1	3	3	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The title work does not indicate the amount insured.
*** (CURED) Appraised value not supported. Form Type and CU Score - EV 3
COMMENT:   Missing Third Party Valuation Product to support the appraisal value within XXX  variance.
																COMMENT: Client provided updated AVM to support Value
XXX	2024030527	Angel Oak XXX Flow DSCR	Client Reportable	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
																COMMENT: The guidelines, section 2.6.1, states that a HOA certification is required on all XXX transactions. This loan is a XXX and there is no HOA certification on file.
XXX	2024030528			Angel Oak XXX Flow DSCR	Client Reportable	1	1	1	1	1	1	1	1
XXX	2024030547	Angel Oak XXX Flow Non-QM	Client Reportable	3	2	3	1	1	2	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R COMMENT: The XXX amount is XXX which is not sufficient for the loan amount of XXX	*** (WAIVED) Mortgage history for primary residence less than XXX months - EV W
COMMENT:   (Waiver requested by client)  The loan file does not contain a complete verification of the housing payment history for the prior XXX  months from his mortgage and prior rent.  There are XXX  months canceled rent checks (p.663-667) from XXX  thru XXX  to the prior owner of the subject for rent in the amount of XXX   The loan file does not contain the XXX  rent payment or the mortgage payment history from XXX  thru XXX  from XXX.  Additionally, audit is unable to determine if the payment shock requirement of XXX  maximum is met as the mortgage payment amount with XXX is not documented.  Exception received for the XXX  months mortgage history vs XXX  months required by program.  The compensating factors listed on the exception XXX  credit score, XXX  DTI XXX  months in reserves, XXX  in residual income monthly and XXX  years on job.

																	XXX Approved exception received allowing XXX months rent payments instead of XXX months required. Compensating factors noted as stated above.
XXX	2024030529			Angel Oak XXX Flow DSCR	Client Reportable	3	1	1	3	1	1	1	1			***(CURED) Lender provided updated appraisal supporting value.
XXX	2024030530	Angel Oak XXX Flow Non-QM	Client Reportable	3	1	3	1	3	1	1	1	*** (CURED) 1003 Application [information not provide] - EV R
COMMENT:   The XXX  year housing history for the borrower is missing. The application reflects XXX  years and XXX  months for the subject property with no previous residences indicated.

*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The title reflects an insured amount of XXX  which is less than the loan amount of XXX

*** (CURED) QM Points and Fees - EV R
COMMENT:   This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)) The loan amount is XXX  or more, and the transaction's total points and fees is XXX  which exceeds XXX  percent of the total loan amount of XXX.The following fees were included in the calculation: Mortgage Broker fee indirect, Discount Points, Underwriting.  If Discount Points are bona fide and excludable, providing the PAR (un discounted) rate may cure the violation.

*** (CURED) TRID Total of Payments (TOP) - EV R
																COMMENT: The loan failed the TRID Total of Payments tolerance test. Per Regulation Z, the Total of Payments is considered inaccurate if the disclosed Total of Payments is understated by more than XXX The final CD issued on XXX has a disclosed Total of Payments of XXX which is less than the system calculated Total of Payments of XXX which is less than the system calculated Total of Payments. The Total of Payments on the final CD is understated by XXX which is more than the allowable tolerance of XXX A cost to cure in the amount of XXX is required. The Total of Payments Calculations includes the following: Principal XXX Interest XXX and Loan Costs XXX The defect can be cured by reimbursing the consumer or providing information as to why the violation is not valid. If curing, the following documents are required: LOE to consumer, copy of the refund, and proof of delivery.
XXX	2024030531	Angel Oak XXX Flow Non-QM	Client Reportable	3	2	3	3	1	2	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV 3
COMMENT:   Missing Third Party Valuation Product to support the appraisal value within XXX  variance.
COMMENT: Lender provided additioinal AVM to support value.	*** (WAIVED) Mortgage history for primary residence less than XXX months - EV W
																	COMMENT: (Waiver requested by client) The subject transaction is a cash out refinance mortgage. The mortgage attached to the property paid off at closing was opened XXX which is less than XXX months from the date the subject loan closed which was XXX Per the Bank Statement guidelines, a XXX month seasoning is required.
XXX	2024030532			Angel Oak XXX Flow Non-QM	Client Reportable	1	1	1	1	1	1	1	1
XXX	2024030535	Angel Oak XXX Flow Non-QM	Client Reportable	3	2	1	3	1	1	2	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV 2
COMMENT:   Collateral covered by XXX
																Missing Third Party Valuation Product to support the appraisal value within XXX variance. CU risk score of XXX and LCA risk score of XXX documented in the file.
XXX	2024030533	Angel Oak XXX Flow Non-QM	Client Reportable	3	1	3	3	1	1	1	1	*** (CURED) Quality of Appraisal Report Unacceptable - EV R
COMMENT:   The subject transaction is the purchase of an investment property. The appraisal is missing the XXX.

*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
																COMMENT: The subject transaction is a purchase of an investment residence. The borrower owned XXX properties including his primary residence located at XXX. According to the 1003 the primary residence has a mortgage in the amount XXX attached to it; however, loan file is missing the mortgage statement which would verify whether XXX are collected or not. If the XXX are not collected, then documentation verifying the XXX would be necessary. The investment properties reflected by the 1003 located at XXX do not appear on fraud report. The loan file does not contain documentation verifying the XXX or verifying whether there are any mortgages attached to the properties. The investment property located at XXX ; however, the report indicates that no information was available. The 1003 indicates a mortgage in the amount of XXX attached to it; however, the loan file is missing the mortgage statement to determine if XXX were collected. If the XXX are not collected, then documentation verifying the XXX would be necessary. The investment property located at XXX which indicates no mortgages are attached to it; however, the loan file is missing documentation verifying the XXX and the HOA fee. The investment property located at XXX, appears on the fraud report and indicates there is a mortgage attached to it opened in XXX in the amount of XXX which does not appear on the credit report. The loan file is missing the mortgage statement confirming whether XXX are collected, or documentation verify the mortgage was paid off and the property is owned free and clear. If the property is owned free and clear the file is missing documentation verifying the XXX and the HOA fee. The investment property located at XXX is missing documentation verifying the XXX According to the fraud report the investment property located at XXX, was purchased XXX and has a mortgage attached to it in the amount of XXX The loan file is missing the mortgage statement confirming whether XXX are collected, or documentation verify the mortgage was paid off and the property is owned free and clear. If the property is owned free and clear the file is missing documentation verifying the XXX
XXX	2024030534	Angel Oak XXX Flow Non-QM	Client Reportable	3	1	3	1	1	1	1	1	*** (CURED) Asset do not meet guidelines - EV R
																COMMENT: There was a deposit of XXX into XXX on XXX the same day the XXX of XXX came out. The bank statement says it was a transfer from Savings XXX The loan file does not contain the savings statement to source the deposit.
XXX	2024030536			Angel Oak XXX Flow DSCR	Client Reportable	1	1	1	1	1	1	1	1
XXX	2024030537			Angel Oak XXX Flow DSCR	Client Reportable	1	1	1	1	1	1	1	1
XXX	2024030538	Angel Oak XXX Flow Non-QM	Client Reportable	3	1	3	3	1	1	1	1	*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
COMMENT:   The insurance certificate for the investment property located at XXX  is missing from the loan file.
*** (cured) Appraised value not supported. Form Type and CU Score - EV 3
COMMENT:   Missing Third Party Valuation Product to support the appraisal value within XXX  variance.
																COMMENT: Client provided updated valuation to support value.
XXX	2024030539	Angel Oak XXX Flow Non-QM	Client Reportable	3	1	3	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   Missing AVM or Desk Review to support the appraised value of XXX  with a CU Score greater than XXX  and LTV greater than XXX   File did not contained evidence of an exception for CU Risk Score XXX

*** (CURED) VOM or VOR missing/required - EV R
																COMMENT: Missing prior mortgage history for subject property. VOM and or canceled checks XXX months . Title commitment indicates prior mortgage was with an individual XXX
XXX	2024030540			Angel Oak XXX Flow DSCR	Client Reportable	1	1	1	1	1	1	1	1
XXX	2024030541			Angel Oak XXX Flow DSCR	Client Reportable	1	1	1	1	1	1	1	1
XXX	2024030542			Angel Oak XXX Flow DSCR	Client Reportable	1	1	1	1	1	1	1	1
XXX	2024030543			Angel Oak XXX Flow DSCR	Client Reportable	1	1	1	1	1	1	1	1
XXX	2024030546			Angel Oak XXX Flow DSCR	Client Reportable	1	1	1	1	1	1	1	1
XXX	2024030549	Angel Oak XXX Flow DSCR	Securitized	2	2	2	1	1	2	1	1	*** (WAIVED) Borrower(s) LTV Requirement (Fail) - EV W
COMMENT:  (Waiver requested by client) The XXX Matrix lists no DSCR Minimum with a FICO of XXX  and a maximum LTV of XXX  The subject loan closed with an XXX  LTV/CLTV and a DSCR of XXX

*** (WAIVED) DSCR Is Not Eligible - EV W
COMMENT: (Waiver requested by client) The XXX  Matrix lists no DSCR Minimum with a FICO of XXX  and a maximum LTV of XXX  The subject loan closed with an XXX  LTV/CLTV and a DSCR of XXX

*** (WAIVED) Original CLTV does not meet eligibility requirement(s) - EV W
COMMENT: (Waiver requested by client)  The XXX  Matrix lists no DSCR Minimum with a FICO of XXX  and a maximum LTV of XXX  The subject loan closed with an XXX  LTV/CLTV and a DSCR of XXX

*** (WAIVED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV W
																	COMMENT: (Waiver requested by client)The XXX Matrix lists no DSCR Minimum with a FICO of XXX and a maximum LTV of XXX The subject loan closed with an XXX LTV/CLTV and a DSCR of XXX
XXX	2024030548	Angel Oak XXX Flow Non-QM	Client Reportable	3	1	3	1	1	1	1	1	*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   Rental income is lower than 1003. Audit DTI is XXX

XXX   Received approved exception for DTI XXX  dated XXX  Compensating factors noted are credit score XXX  XXX  DTI, housing payment decrease, XXX  LTV, payment shock XXX  reserves, and time with same employer/business for XXX  years.

*** (CURED) Income documentation is incomplete - EV R
COMMENT:   Missing verification of the rental income of XXX  on the subject property located at XXX  and XXX  on the property located at XXX.  DTI does not qualify without the rental income on both properties.

XXX   Received approved exception for DTI XXX  dated XXX  Compensating factors noted are credit score XXX  XXX  DTI, housing payment decrease, XXX  LTV, payment shock XXX  reserves, and time with same employer/business for XXX  years.

																XXX Acceptable Exception Request: Reviewed rebuttal documentation: Lease addendum for XXX on the subject property located at XXX was provided. Adjusted to XXX Rental income for subject property. DTI at XXX Acceptable exception request provided post close as DTI is < XXX Guideline Maximum.
XXX	2024030550			Angel Oak XXX Flow DSCR	Securitized	1	1	1	1	1	1	1	1
XXX	2024030551			Angel Oak XXX Flow DSCR	Client Reportable	1	1	1	1	1	1	1	1
XXX	2024030555			Angel Oak XXX Flow Non-QM	Client Reportable	1	1	1	1	1	1	1	1
XXX	2024030554	Angel Oak XXX Flow Non-QM	Client Reportable	3	1	3	1	3	1	1	1	*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   The DTI is XXX  which does not meet the eligibility requirements. Audit verified borrowers total income of XXX  The borrower has XXX  ownership. The original underwriter found the income to be XXX  which appears XXX  income was calculated.

XXX
(expense ratio of XXX)

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT:   The DTI is XXX  which does not meet the eligibility requirements. Audit verified borrowers total income of XXX  The borrower has  XXX  ownership. The original underwriter found the income to be XXX  which appears XXX  income was calculated.

XXX
(expense ratio of XXX)

*** (CURED) TRID- Initial CD delivery date test fail - EV R
																COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued XXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer XXX business days prior to the consummation date, XXX If disclosure was delivered electronically, the E-consent is required as well.
XXX	2024030552	Angel Oak XXX Flow Non-QM	Securitized	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
																COMMENT: The subject property is a XXX The loan file contains the XXX HOI p.634. Angel Oak Guidelines Section 2.9.3 states: All XXX transactions must have a completed Homeowners’ Association (HOA) Certification not greater than XXX days old at the time of closing and a valid project approval. The loan file is missing the (HOA) Certification not greater than XXX days old at the time of closing and a valid project approval.
XXX	2024030553	Angel Oak XXX Flow Non-QM	Securitized	3	1	3	3	1	1	1	1	*** (CURED) AUS: File does not contain all AUS Reports run - EV R
																COMMENT: The loan file is missing the secondary appraisal product. Angel Oak Guidelines Section 2.4 state: The appraisal review process requires a secondary appraisal product to support the appraised value for the transaction. Acceptable review products include AVM’s. enhanced desk reviews, file reviews, XXX Collateral Underwriter (CU) with a score if equal to or less than XXX or XXX Loan Collateral with rep and warranty relief, and second full appraisals. The XXX p.521 is XXX so secondary appraisal product is required.
XXX	2024030556			Angel Oak XXX Flow DSCR	Client Reportable	3	1	1	3	1	1	1	1
XXX	2024030557			Angel Oak XXX Flow DSCR	Client Reportable	1	1	1	1	1	1	1	1